Putnam Retirement Income Fund Lifestyle 1
Putnam Retirement Income Fund Lifestyle 1
Goal
Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Retirement Income Fund Lifestyle 1	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.40%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Retirement Income Fund Lifestyle 1		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses		0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Acquired fund fees and expenses		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total annual fund operating expenses		1.29%	2.04%	2.04%	1.54%	1.54%	1.04%
Expense reimbursement	[1]	(0.37%)	(0.37%)	(0.37%)	(0.37%)	(0.37%)	(0.37%)
Total annual fund operating expenses after expense reimbursement		0.92%	1.67%	1.67%	1.17%	1.17%	0.67%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Retirement Income Fund Lifestyle 1 (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	490	670	270	440	119	68
3 years	758	904	604	761	450	294
5 years	1,045	1,264	1,064	1,103	804	538
10 years	1,863	2,146	2,339	2,069	1,803	1,238

Expense Example, No Redemption Putnam Retirement Income Fund Lifestyle 1 (USD $)	Class B	Class C
1 year	170	170
3 years	604	604
5 years	1,064	1,064
10 years	2,146	2,339

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 98%.
Investments
The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund's approximate asset allocations as of November 30, 2014.

Underlying fund*
Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Money Market Fund	6.0%
Putnam Absolute Return 500 Fund	30.0%
Putnam Absolute Return 300 Fund	21.0%
Putnam Absolute Return 100 Fund	9.0%
Equity**	25.0%
Fixed Income**	75.0%

  *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**  Equity and fixed income allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, and Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds' bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund's performance results may not be sustainable.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/14	3.11%
Best calendar quarter Q2 2009	14.77%
Worst calendar quarter Q4 2008	-16.26%

Average annual total returns after sales charges (for periods ending 12/31/13)
Average Annual Total Returns Putnam Retirement Income Fund Lifestyle 1	1 year	5 years	Since inception	Inception Date
Class A	1.30%	7.92%	2.64%	Nov. 01, 2004
Class A after taxes on distributions	0.57%	6.98%	1.41%	Nov. 01, 2004
Class A after taxes on distributions and sale of fund shares	0.85%	5.90%	1.67%	Nov. 01, 2004
Class B	(0.24%)	7.70%	2.43%	Nov. 01, 2004
Class C	3.75%	7.99%	2.34%	Nov. 01, 2004
Class M	1.83%	7.68%	2.29%	Nov. 01, 2004
Class R	5.26%	8.53%	2.84%	Nov. 01, 2004
Class Y	5.83%	9.08%	3.36%	Nov. 01, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.50%	Nov. 01, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%	Nov. 01, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.